UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 5619 Scotts Valley Drive
         Suite 140
         Scotts Valley, CA  95066

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     Chairman
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/  Jeffrey R. Scharf     Scotts Valley, CA     May 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $937,141 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    39777   810949 SH       SOLE                   135905        0   675044
ADVANCE AUTO PARTS INC         COM              00751Y106    51107   778825 SH       SOLE                   110201        0   668624
AFLAC INC                      COM              001055102    20581   389945 SH       SOLE                    57410        0   332535
ALCON INC                      COM SHS          H01301102    23888   144330 SH       SOLE                    37992        0   106338
BARRICK GOLD CORP              COM              067901108    24178   465761 SH       SOLE                   105385        0   360376
BECTON DICKINSON & CO          COM              075887109    38925   488890 SH       SOLE                    81660        0   407230
CANADIAN NATL RY CO            COM              136375102    29149   387258 SH       SOLE                    12055        0   375203
CHEVRON CORP NEW               COM              166764100    48692   452990 SH       SOLE                    71980        0   381010
CVS CAREMARK CORPORATION       COM              126650100    40408  1177385 SH       SOLE                   201405        0   975980
GOOGLE INC                     CL A             38259P508    42618    72632 SH       SOLE                    11392        0    61240
HEWLETT PACKARD CO             COM              428236103    36181   883109 SH       SOLE                   150088        0   733021
INTERNATIONAL BUSINESS MACHS   COM              459200101    42308   259443 SH       SOLE                    41528        0   217915
JOHNSON & JOHNSON              COM              478160104    35102   592446 SH       SOLE                    98036        0   494410
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    40998   625066 SH       SOLE                    46664        0   578402
KRAFT FOODS INC                CL A             50075N104    40136  1279849 SH       SOLE                   215838        0  1064011
LOEWS CORP                     COM              540424108    46454  1078065 SH       SOLE                   161034        0   917031
MCDONALDS CORP                 COM              580135101    44302   582231 SH       SOLE                    91833        0   490398
MCKESSON CORP                  COM              58155Q103    44819   566973 SH       SOLE                    90008        0   476965
MICROSOFT CORP                 COM              594918104    45749  1801838 SH       SOLE                   285835        0  1516003
NOVARTIS A G                   SPONSORED ADR    66987V109    44247   814111 SH       SOLE                   137053        0   677058
QUALCOMM INC                   COM              747525103      263     4800 SH       SOLE                        0        0     4800
SPDR GOLD TRUST                GOLD SHS         78463V107    40280   287999 SH       SOLE                    22568        0   265431
THERMO FISHER SCIENTIFIC INC   COM              883556102    23473   422561 SH       SOLE                    69957        0   352604
TOTAL S A                      SPONSORED ADR    89151E109    46861   768591 SH       SOLE                   124328        0   644263
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    46645  1622432 SH       SOLE                   252334        0  1370098